INTANGIBLE ASSETS - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 349	£ 351
Additions	120	114
Disposals	(3)	0
Charge	(126)	(116)
Other intangibles at end of period	340	349
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	1,339	1,261
Additions	120	114
Disposals	(703)	(36)
Charge	0	0
Other intangibles at end of period	756	1,339
Accumulated amortisation / impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(990)	(910)
Additions	0	0
Disposals	700	36
Charge	126	116
Other intangibles at end of period	£ (416)	£ (990)